Trade Accounts Receivable - Summary of Maturities of Accounts Receivable (Detail) - Trade receivables [member] - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivable [line items]
Financial assets	$ 2,094,238,899	$ 1,893,456,947
0 to 30 days [member]
Disclosure of accounts receivable [line items]
Financial assets	262,486,585	242,261,984
31 to 60 days [member]
Disclosure of accounts receivable [line items]
Financial assets	48,397,498	30,054,194
61 to 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	33,078,450	8,739,612
More than 91 days [member]
Disclosure of accounts receivable [line items]
Financial assets	51,250,235	55,277,852
To become due [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 1,699,026,131	$ 1,557,123,305